Annual Total Returns [BarChart] - AB All Market Income Portfolio - Class A	Feb. 26, 2021
Bar Chart Table:
Annual Return 2011
Annual Return 2012
Annual Return 2013
Annual Return 2014
Annual Return 2015	(1.18%)
Annual Return 2016	11.65%
Annual Return 2017	10.89%
Annual Return 2018	(8.79%)
Annual Return 2019	18.23%
Annual Return 2020	(3.62%)